Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses and other current assets	$ 1,602,017	$ 388,006	$ 447,036	[1]
Prepayments to Vendors [Member]
Prepaid expenses and other current assets	1,418,215	295,448	351,408
Employee Receivables [Member]
Prepaid expenses and other current assets		6,203	3,571
Prepaid and Refundable Income Taxes [Member]
Prepaid expenses and other current assets	9,725	33,435	30,879
Prepaid Local Taxes [Member]
Prepaid expenses and other current assets		1,015	16,385
Prepaid Insurance [Member]
Prepaid expenses and other current assets	32,462
Prepaid Licenses and Other [Member]
Prepaid expenses and other current assets	$ 141,615	$ 51,905	$ 44,793

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis